Note 8 - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]

Note 8 – Subsequent Events –

On January 1, 2026, Business First Bancshares, Inc., parent bank holding company of b1BANK, the plan sponsor completed the acquisition of Progressive Bancorp, Inc. (“Progressive”), the holding company for Progressive Bank, located in the northeast Louisiana region. Effective June 23, 2026, $3,850,607 of plan assets from Progressive’s retirement plan, Progressive Bank 401(k) Plan, were transferred to the Plan.